STOCKHOLDERS' DEFICIT (Details 2)	12 Months Ended
Dec. 31, 2020 $ / shares
Dividend yield	0.00%
Expected life	2 years
Minimum
Expected annual volatility	307.00%
Discount rate	2.20%
Estimated fair value of the Company's common stock	$ .125
Maximum
Expected annual volatility	311.00%
Discount rate	2.30%
Estimated fair value of the Company's common stock	$ .155